PIMCO Variable Insurance Trust

Supplement Dated July 16, 2012 to the
Administrative Class Prospectus, Advisor Class and Class M Prospectus and Institutional
Class Prospectus (each dated April 30, 2012) (each a "Prospectus"), each as supplemented from time to time

(PIMCO Foreign Bond Portfolio (Unhedged))

Disclosure Related to the PIMCO Foreign Bond Portfolio (Unhedged)

Effective immediately, the fifth sentence of the second paragraph of the Portfolio's "Portfolio Summary—Principal Investment Strategies" section in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Portfolio may invest in mortgage-backed securities rated below B).

(PIMCO Global Bond Portfolio (Unhedged))

Disclosure Related to the PIMCO Global Bond Portfolio (Unhedged)

Effective immediately, the seventh sentence of the second paragraph of the Portfolio's "Portfolio Summary—Principal Investment Strategies" section in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Portfolio may invest in mortgage-backed securities rated below B).

(PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged))

Disclosure Related to the PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

Effective immediately, the sixth sentence of the second paragraph of the Portfolio's "Portfolio Summary—Principal Investment Strategies" section in the Administrative Class Prospectus and the Institutional Class Prospectus is deleted in its entirety and replaced with the following:

The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Portfolio may invest in mortgage-backed securities rated below B).

(PIMCO Total Return Portfolio)

Disclosure Related to the PIMCO Total Return Portfolio

Effective immediately, the first sentence of the second paragraph of the Portfolio's "Portfolio Summary—Principal Investment Strategies" section in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by Pacific Investment Management Company LLC ("PIMCO") to be of comparable quality (except that within such limitation, the Portfolio may invest in mortgage-backed securities rated below B).